Unsecured Convertible Loan Notes and Derivative Financial Instruments - Additional Information (Details)				12 Months Ended
	Jul. 24, 2025 USD ($)	Jul. 24, 2025 USD ($) $ / shares	Jun. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Jun. 21, 2023 $ / shares
Disclosure of detailed information about financial instruments [line items]
Decrease in the fair value of the derivative				$ 5,700,000
Yorkville
Disclosure of detailed information about financial instruments [line items]
Percentage of convertible notes	5.00%
Face value of notes issued	$ 100,000,000	$ 100,000,000
Proceeds from issuance of unsecured convertible debentures	$ 95,000,000
Face value of convertible debentures issued	95.00%
Maturity period	18 months
Conversion price of per ordinary share | $ / shares		$ 0.12
Yorkville | Top of Range
Disclosure of detailed information about financial instruments [line items]
Conversion price of per ordinary share | $ / shares		$ 0.6435
LG Energy Solution
Disclosure of detailed information about financial instruments [line items]
Number of shares issued | shares			45,221,586
Percentage of convertible notes			4.00%
Convertible notes maturity date			Jun. 07, 2028
Par value per share | $ / shares					$ 1.00
Face value of notes issued			$ 30,000,000
Conversion price of per ordinary share | $ / shares			$ 1.60
Unpaid interest				0
Convertible Notes | Yorkville
Disclosure of detailed information about financial instruments [line items]
Conversion of debt instruments				$ 60,000,000
Maximum ordinary shares can be issued upon conversion of convertible debt | shares				142,273,914
Debt instrument early redemption rate				110.00%